Insurance services (Tables)	12 Months Ended
Mar. 31, 2024
Separate Accounts Disclosure [Abstract]
Summary of Balances of and Changes in Separate Account Liabilities
The balances of and changes in separate account liabilities were as follows:

	As of March 31, 2024
Particulars	Unit-Linked Life		Unit-Linked Pension		Group Linked		Total		Total
	(In millions)
Balance, July 1, 2023	Rs.	709,215.4	Rs.	55,986.3	Rs.	92,327.0	Rs.	857,528.7	US$	10,289.5
Premiums and deposits		97,196.3		3,556.3		16,103.6		116,856.2		1,402.1
Policy Charges		(12,754.4)		(594.4)		(762.9)		(14,111.7)		(169.3)
Surrenders and withdrawals		(104,102.3)		(8,432.7)		(6,882.6)		(119,417.6)		(1,432.9)
Benefit Payments		(37,926.8)		(2,504.9)		—		(40,431.7)		(485.1)
Investment Performance		141,987.6		7,709.9		8,454.5		158,152.0		1,897.7
Other Charges		(2,904.3)		(124.2)		(131.1)		(3,159.6)		(37.9)

Balance, March 31, 2024	Rs.	790,711.5	Rs.	55,596.3	Rs.	109,108.5	Rs.	955,416.3	US$	11,464.1

Summary of Bank's Aggregate Fair Value of Assets, by Major Investment Asset Category, Supporting Separate Accounts Liabilities
The Bank’s aggregate fair value of assets, by major investment asset category, supporting separate accounts liabilities was as follows:

	As of March 31, 2024
Particulars	Unit-Linked Life		Unit-Linked Pension		Group Linked		Total		Total
	(In millions)

Government of India securities	Rs.	39,549.7	Rs.	7,114.1	Rs.	46,433.5	Rs.	93,097.3	US$	1,117.0
Other corporate/financial institution securities		74,622.2		8,253.7		34,739.2		117,615.1		1,411.3

Total debt securities		114,171.9		15,367.8		81,172.7		210,712.4		2,528.3
Other securities (including mutual fund units)		671,814.6		39,955.9		25,036.5		736,807.0		8,841.0
Other net current assets		4,725.0		272.6		2,899.3		7,896.9		94.8

Total	Rs.	790,711.5	Rs.	55,596.3	Rs.	109,108.5	Rs.	955,416.3	US$	11,464.1

Summary of Bank's Liabilities on Policies
The Bank’s Liabilities on policies in force on the consolidated balance sheets was as follows:

Description	As of March 31, 2024
	(in millions)
Liability for Future Policy Benefits	Rs.	1,671,384.1	US$	20,055.0
Policyholder Account Balances		85,430.1		1,025.1
Other Policy Liabilities		7,164.9		86.0

Total		1,763,979.1		21,166.1

Summary of Bank's Liability for Future Policy Benefits on the Consolidated Balance Sheets
The Bank’s liability for future policy benefits on the consolidated balance sheets was as follows:

Description	As of March 31, 2024
	(in millions)
Non Par Protection	Rs.	166,649.2	US$	1,999.6
Non Par Riders		207.0		2.5
Non Par Savings		551,186.3		6,613.7
Non Par Pension		17,609.5		211.3
Individual Annuity		255,858.7		3,070.1
Individual health		410.4		4.9
Par life		561,076.4		6,732.4
Par Pension		16,294.1		195.5
Group Non Par Life		102,092.5		1,225.0

Total	Rs.	1,671,384.1	US$	20,055.0

Summary of Information About the Liability for Future Policy Benefits
The following information about the liability for future policy benefits includes disaggregated rollforwards of expected future net premiums and expected future benefits. The products grouped within these rollforwards were selected based upon common characteristics and valuations using similar inputs, judgments, assumptions and methodologies within a particular line of business. All amounts presented in the rollforwards and accompanying financial information do not include a reduction for amounts ceded to reinsurers, except with respect to ending net liability for future policy benefits balances where applicable.

	Year Ended March 31, 2024
	Non Par Protection	Non Par Riders	Non Par Savings	Non Par Pension	Individual Annuity	Individual Health	Par Life	Par Pension	Group Non Par Life	Total	Total
	(Rs. In million, other than weighted average)										(US$ in million)
Present value of Expected Net Premium

Balance at July 01, at current discount rate at balance sheet date	40,899.8	429.3	251,372.4	97.1	2,472.3	791.6	44.0	—	—	296,106.5	3,553.0
Balance at July 01, at original discount rate	40,899.8	429.3	251,372.4	97.1	2,472.3	791.6	44.0	—	—	296,106.5	3,553.0
Effect of changes in cash flow assumptions	4,429.1	—	(42.8)	0.3	6.4	—	619.0	—	—	5,012.0	60.1
Effect of actuarial variances from expected experience	(1,277.3)	15.6	2,649.0	0.8	395.8	43.6	2,640.7	(0.7)	9,298.2	13,765.7	165.2
Adjusted Balance	44,051.6	444.9	253,978.6	98.2	2,874.5	835.2	3,303.7	(0.7)	9,298.2	314,884.2	3,778.3
Issuances	18,075.3	891.5	93,550.6	1,918.4	36,417.8	33.8	27,308.5	2,081.3	16,873.7	197,150.9	2,365.6
Interest accrual	3,343.2	69.4	17,926.3	98.4	1,272.8	44.5	1,539.5	102.3	436.2	24,832.6	298.0
Net premium collected	(7,081.9)	(256.7)	(72,133.2)	(537.5)	(32,412.7)	(171.1)	(6,418.9)	(562.6)	(26,601.3)	(146,175.9)	(1,754.0)
Balance at March 31, at original discount rate	58,388.2	1,149.1	293,322.3	1,577.5	8,152.4	742.4	25,732.8	1,620.3	6.8	390,691.8	4,687.9
Effect of changes in discount rate assumptions	174.0	(2.6)	(1,182.0)	(6.3)	4.3	(1.8)	(97.2)	(7.0)	0.1	(1,118.5)	(13.4)
Balance at March 31, at current discount rate at balance sheet date	58,562.2	1,146.5	292,140.3	1,571.2	8,156.7	740.6	25,635.6	1,613.3	6.9	389,573.3	4,674.5
Present value of Expected Future Policy Benefits
Balance at July 01, at current discount rate at balance sheet date	180,285.0	413.9	658,883.0	13,185.7	212,888.9	1,088.2	504,494.2	16,744.8	66,264.0	1,654,247.7	19,849.4
Balance at July 01, at original discount rate	180,285.0	413.9	658,883.0	13,185.7	212,888.9	1,088.2	504,494.2	16,744.8	66,264.0	1,654,247.7	19,849.4
Effect of changes in cash flow assumptions	7,429.2	—	3,429.0	35.1	75.7	—	(1,377.7)	326.1	1,498.4	11,415.8	137.0
Effect of actuarial variances from expected experience	(1,526.0)	15.9	2,653.6	(187.0)	(136.9)	43.7	2,250.6	539.3	7,379.6	11,032.8	132.4
Adjusted Balance	186,188.2	429.8	664,965.6	13,033.8	212,827.7	1,131.9	505,367.1	17,610.2	75,142.0	1,676,696.3	20,118.8
Issuances	18,051.0	882.1	93,520.0	1,918.4	36,417.8	33.8	27,264.0	2,080.8	16,873.7	197,041.6	2,364.3
Interest accrual	11,529.5	73.3	43,134.7	798.0	14,141.1	63.1	29,361.4	1,063.9	4,700.4	104,865.4	1,258.3
Benefits Payments	(5,294.9)	(81.5)	(8,918.6)	(2,530.3)	(12,654.0)	(137.5)	(45,730.7)	(2,959.8)	(20,373.2)	(98,680.5)	(1,184.1)
Balance at March 31, at original discount rate	210,473.8	1,303.7	792,701.7	13,219.9	250,732.6	1,091.3	516,261.8	17,795.1	76,342.9	1,879,922.8	22,557.3
Effect of changes in discount rate assumptions	6,215.7	4.7	17,990.2	(28.9)	6,399.5	0.1	3,658.3	(37.5)	(188.4)	34,013.7	408.1
Balance at March 31, at current discount rate at balance sheet date	216,689.5	1,308.4	810,691.9	13,191.0	257,132.1	1,091.4	519,920.1	17,757.6	76,154.5	1,913,936.5	22,965.4
Present value of expected claims expenses	242.0	26.8	142.2	2.8	32.9	0.1	547.5	4.3	—	998.6	12.0
Net liability for future policy benefits	158,369.3	188.7	518,693.8	11,622.6	249,008.3	350.9	494,832.0	16,148.6	76,147.6	1,525,361.8	18,302.9
Deferred Profit Liability	6,568.5	18.3	29,891.5	175.2	6,543.2	—	63,225.0	95.9	6,602.0	113,119.6	1,357.3
Other global reserves	1,711.4	—	2,601.0	5,811.7	307.2	59.5	3,019.4	49.6	19,342.9	32,902.7	394.8
Total liability for future policy benefits and DPL for March 31	166,649.2	207.0	551,186.3	17,609.5	255,858.7	410.4	561,076.4	16,294.1	102,092.5	1,671,384.1	20,055.0
Less: Reinsurance recoverables	83,420.6	28.0	(17.4)	—	—	125.2	18,249.9	—	3,786.3	105,592.6	1,267.0
Net liability for future policy benefits, net of reinsurance	83,228.6	179.0	551,203.7	17,609.5	255,858.7	285.2	542,826.5	16,294.1	98,306.2	1,565,791.5	18,788.0
Undiscounted- Expected future benefit payments	1,120,561.7	2,580.3	2,875,101.5	19,433.2	864,912.6	1,758.2	1,302,045.2	25,927.9	96,029.6	6,308,350.2	75,694.1
Discounted- Expected future benefit payments (at current discount rate at balance sheet date)	216,689.5	1,308.4	810,691.9	13,191.0	257,132.1	1,091.4	519,920.1	17,757.6	76,154.5	1,913,936.5	22,965.4
Undiscounted-Expected future gross premiums	296,828.1	3,359.9	611,779.3	3,502.2	21,253.0	1,769.6	507,662.9	7,523.1	220.7	1,453,898.8	17,445.4
Discounted-Expected future gross premiums	172,175.3	2,461.1	489,752.0	2,869.1	18,427.5	1,289.9	409,535.4	6,057.0	124.3	1,102,691.6	13,231.2
Weighted-average duration of the liability (in years)	13.50	10.57	10.39	4.25	10.30	5.96	8.39	4.06	3.23
Weighted-average interest accretion (original locked-in) rate	7.69%	7.69%	7.69%	7.69%	7.69%	7.69%	7.69%	7.69%	7.69%
Weighted-average current discount rate at balance sheet date	7.40%	7.40%	7.42%	7.66%	7.42%	7.50%	7.48%	7.66%	7.68%

Summary of Bank's Gross Premiums or Assessments and Interest Expense Recognised
The Bank’s gross premiums and interest accretion recognised in the
consolidated statements of income and comprehensive income (loss) for Traditional and Limited-Payment contracts, were as follows:

Traditional and Limited-Payment Contracts:	As of March 31, 2024
	(In millions)
	Gross premiums		Interest accretion

Non Par Protection	Rs.	120,828.1	Rs.	8,357.9
Non Par Riders		—		4.4

Non Par Savings		23,560.0		25,621.0

Non Par Pension		1,020.9		704.0
Individual Annuity		39,984.9		12,926.3
Individual health		419.0		17.6
Par life		111,036.4		29,795.5
Par Pension		1,846.5		962.1
Group Non Par Life		71,156.2		4,371.4

Total	Rs.	369,852.0	Rs.	82,760.2

Total	US$	4,437.9	US$	993.0

Summary of the Bank's Policyholder Account Balances on the Consolidated Balance

Description	As of March 31, 2024
	(in millions)
Group traditional life	Rs. 23,718.6	US$	284.6
Group traditional pension	8,824.2		105.9
Group variable life	22,764.1		273.1
Group variable pension	19,200.9		230.4
Individual VIP pension	9,613.9		115.4
Statutory reserves	1,308.4		15.7

Total	85,430.1		1,025.1

Summary of Bank's Primarily two types of Reinsurance Treaties, Auto and Facultative Reinsurance with Third Parties
The Bank has primarily two types of reinsurance treaties, auto and facultative reinsurance. The primary reason is to diversify the pool of risk covered by the insurance company, and to limit the liability along with ensuring solvency of the Bank. We remain liable to our policyholders regardless of whether our reinsurers meet their obligations under the reinsurance contracts, and as such, we regularly evaluate the financial condition of our reinsurers and monitor concentration of our credit risk.

The effect of all reinsurance agreements on the consolidated statements of financial income
were as follows:

	As of March 31, 2024
Liabilities on policies in force:	(In millions)

Direct	Rs 1,763,024.4	US$	21,154.6
Assumed	954.7		11.5
Total liabilities on policies in force	1,763,979.1		21,166.1
Ceded (*)	105,661.6		1,267.8

Net liabilities on policies in force	1,658,317.5		19,898.3

(*)	Reinsurance asset reported within other asset

Summary of Effect of Reinsurance
The effects of reinsurance on the consolidated statements of income were as follows:

	As of March 31, 2024
Premium and other operating income from insurance business:	(In millions)
Direct	Rs.	389,925.5	US$	4,678.7
Assumed		1,588.5		19.1
Ceded		(9,634.5)		(115.6)

Total		381,879.5		4,582.2

	As of March 31, 2024
Claims and benefits paid pertaining to insurance business:	(In millions)
Direct	Rs.	383,194.5	US$	4,597.9
Assumed		1,029.4		12.4
Ceded		(2,258.1)		(27.1)

Total		381,965.8		4,583.2

Summary of Information Regarding Total DAC
Information regarding total DAC was as follows:

	As of March 31, 2024
	(In millions)
Opening balance July 1, 2024	Rs.	—	US$	—
Capitalizations		64,390.0		772.6
Amortization		(2,971.3)		(35.7)
Experience Adjustment		(886.8)		(10.6)

Balance at March 31, 2024	Rs.	60,531.9	US$	726.3

Summary of Information Regarding Movement of Total VOBA Contracts
Information regarding movement of total VOBA contracts from July 1, 2023 (acquisition date) to March 31, 2024 was as follows:

	As of March 31, 2024
	(In millions)
Balance at July 1 2023	Rs.	221,738.5	US$	2,660.6
Amortization		(16,707.7)		(200.5)
Experience Adjustment		(635.1)		(7.6)

Balance at March 31 2024	Rs.	204,395.7	US$	2,452.5

Summary of Information Regarding the Estimated Future Amortisation of VOBA Intangibles Over the Next Five Years
Information regarding the estimated future amortization of VOBA intangibles over the next five years is as follows:

	As of March 31, 2024
Year	(In millions)
2025	Rs.	16,705.3	US$	200.4
2026		14,721.9		176.6
2027		13,016.3		156.2
2028		11,176.1		134.1
2029		9,539.9		114.5